NOTES PAYABLE	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
NOTES PAYABLE
7. NOTES PAYABLE
The commencement of the Chapter 11 Cases constituted an event of default under certain of the Company's debt agreements. Any efforts to enforce payment obligations under the debt instruments are automatically stayed as a result of the Chapter 11 Cases and the creditors' rights in respect of the debt instruments are subject to the applicable provisions of the Bankruptcy Code. See Note 3 — Chapter 11 Filing and Other Related Matters for further information. The stay applies to the ability of creditors to demand accelerated payments under default provisions, as a result, the Company continues to classify its notes and leases, not subject to compromise, according to the original payment schedules.
Notes payable as of December 31, 2023 and 2022 consist of the following (in thousands):

	Stated Interest Rate	Effective Interest Rates	Maturities	December 31, 2023	December 31, 2022
Kentucky note	5.0%	5.0%	2023	$529	$529
NYDIG loan	11.0% - 15.0%	11.0% - 17.0%	Various	—	38,573
Stockholder loan	10.0%	20.0%	2023	10,000	10,000
Trinity loan	11.0%	11.0%	2024	23,356	23,356
Bremer loan	5.5%	5.6%	2026	18,331	18,331
Blockfi loan	9.7% - 13.1%	10.1% - 13.1%	2023	53,913	53,913
Anchor Labs loan	12.5%	12.5%	2024	25,159	25,159
Mass Mutual Barings loans	9.8% - 13.0%	9.8% - 13.0%	2025	63,844	63,844
B. Riley Bridge Notes	7.0%	7.0%	2023	41,777	41,777
Liberty loan	10.6%	10.6%	2024	6,968	6,968
Secured Convertible Notes(1)	10.0%	10.0%	2025	237,584	237,584
Other Convertible Notes(2)	10.0%	10.0%	2025	322,396	322,396
Original DIP Credit Agreement(3)	10.0%	10.0%	2023	—	35,547
Replacement DIP Credit Agreement(4)	10.0%	10.0%	2024	4,273	—
HMC note	5.0%	15.0%	2026	14,208	—
ACM financing	—%	15.0%	2025	6,519	—
First Insurance loan	—%	7.6%	2024	2,538	—
Trilogy note	5.0%	15.0%	2026	2,927	—
Didado note	5.0%	15.0%	2027	13,000	—
Harper note	5.0%	15.0%	2026	4,678	—
Other				2,453	2,960
Notes payable, prior to reclassification to Liabilities subject to compromise				854,453	880,937
Less: Notes payable in Liabilities subject to compromise(5)				41,777	844,695
Less: Unamortized discount and debt issuance costs - post-petition(6)				4,236	—
Total notes payable, net				808,440	36,242
Less: current maturities				124,358	36,242
Notes payable, net of current portion				$684,082	$—
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(1)Secured Convertible Notes includes principal balance at issuance and PIK interest.
(2)Other Convertible Notes includes principal balance at issuance and PIK interest.
(3)Original DIP Credit Agreement, see Note 3 - Chapter 11 Filing and Other Related Matters for further information.
(4)Replacement DIP Credit Agreement, see Note 3 - Chapter 11 Filing and Other Related Matters for further information.
(5)In connection with the Company's Chapter 11 Cases, $41.8 million and $844.7 million of outstanding notes payable have been reclassified to Liabilities subject to compromise in the Company's Consolidated Balance Sheets as of December 31, 2023 and 2022, respectively, at their expected allowed amount. As of December 31, 2023 and 2022, $0.6 million and $12.6 million, respectively, of accrued interest was classified as Liabilities subject to compromise.
(6)As a result of the Company's Chapter 11 Cases, the Company expensed $3.5 million of unamortized discount and debt issuance costs, net recorded in Reorganization items, net in the year ended December 31, 2022.
Kentucky Note—In December 2018, the Company entered into a five-year secured promissory note agreement for $2.4 million in connection with the acquisition of property in Kentucky for datacenter development (“Kentucky note”). The note bears interest at a rate per annum of 5% and the Company is required to make monthly payments of principal and interest. Interest expense on the note has been recognized based on an effective interest rate of 5%. The loan is secured by the underlying property purchased.
NYDIG Loan—In October 2020, the Company entered into a master equipment finance agreement with NYDIG and received a loan of $0.8 million to finance the Company’s acquisition of blockchain computing equipment. In March 2021, the Company received $3.8 million of additional loans under the master equipment finance agreement with NYDIG to finance the Company’s acquisition of blockchain computing equipment. The loans bear an interest rate of 15% and have a term of 24 months from issuance. Interest expense on the loans has been recognized based on an effective interest rate of 16%. The loans are secured by the blockchain computing equipment financed by the loans.
In May 2021, the Company received $13.4 million of additional loans under the master equipment finance agreement with NYDIG to finance the Company’s acquisition of blockchain computing equipment that bear an interest rate of 14.25% and have a term of 24 months from issuance. Interest expense on the loans issued in May 2021 has been recognized based on an effective interest rate of 17%.
In July 2021, the Company received blockchain computing equipment from NYDIG (which had been concurrently acquired by NYDIG from Blockcap in exchange for settlement of Blockcap’s debt with NYDIG) in exchange for $26.1 million of additional loans under the master equipment finance agreement with NYDIG that bear an interest rate of 14.25% and have a term of 24 months from issuance. Interest expense on the loans issued in July 2021 has been recognized based on an effective interest rate of 16%.
In November 2021, the Company received blockchain computing equipment from NYDIG in exchange for $33.4 million of additional loans under the master equipment finance agreement with NYDIG that bear an interest rate of 11% and have a term of 24 months from issuance. Interest expense on the loans issued in November 2021 has been recognized based on an effective interest rate of 11%.
As discussed in Note 3 — Chapter 11 Filing and Other Related Matters, under the NYDIG Order, the final shipment of miners that served as collateral under the NYDIG loan occurred during the quarter ended March 31, 2023, after which the NYDIG Loan was extinguished in full and the Company recorded a $20.8 million Gain on extinguishment of debt in the Company’s Consolidated Statements of Operations.
Stockholder Loan—In January 2021, the Company borrowed $10.0 million from a stockholder for the purchase of blockchain computing equipment. The loan bears interest at 10% per annum over a two-year term. The loan was issued with a warrant to purchase 0.2 million shares of common stock at an exercise price of $4.21 per share. The warrant has a two-year term. The Company allocated proceeds of $9.5 million to the notes and $0.5 million to the warrants on a relative fair value basis. Interest expense on the loan has been recognized based on an effective interest rate of 20%. The loan is secured by the blockchain computing equipment financed by the loan.
Trinity Loan—In August 2021, the Company entered into a $30.0 million master equipment finance facility agreement with Trinity Capital Inc. (“Trinity”) to finance the Company’s acquisition of blockchain computing equipment and received a loan of $1.0 million at close. The loan has a term of 36 months from issuance. Interest expense on the loan has been recognized based on an effective interest rate of 11.0%. In November and December 2021, the Company borrowed $14.0 million and $5.0 million, respectively. The remaining balance of $10.0 million was drawn in February 2022. The loan is secured by the blockchain computing equipment financed by the loan.
Bremer Loan—In October 2021, the Company entered into a lending agreement with Bremer Bank, National Association to borrow up to $16.2 million in two tranches through May 22, 2022, for the purchase of blockchain mining equipment and for improvements to data center and infrastructure. In December 2021, the Company entered into an additional term loan to borrow up to $9.6 million. The Company borrowed $15.2 million in October through December 2021. The Company borrowed an additional $4.8 million in January through March 2022. In April 2022, the Company borrowed an additional $0.7 million from Bremer to finance the construction of our North Dakota facility. The loans bear interest at 5.5% annually and are due at the earlier of the date of sale of the underlying mining equipment or 60 months from issuance. Interest expense on the loans has been recognized based on an effective interest rate of 5.6%. The loans require the Company to maintain the following financial covenants: (1) a minimum debt service coverage ratio (defined in the agreement as EBITDA divided by scheduled principal and interest payments) of not less than 1.2:1, measured annually beginning December 31, 2022; and (2) a fixed charge coverage ratio (defined in the agreement as EBITDA minus net distributions divided by scheduled principal and interest payments) of 1:1, measured annually beginning December 31, 2022. The loans are secured by a first priority security interest in certain of the assets financed by the loans. Additionally, an interest buydown agreement was made between Grand Forks Growth Fund and the Bank of North Dakota acting on behalf of the PACE Program for the purpose of a buydown on the interest for certain of the Company’s loans financed through Bremer Bank. The total amount of interest buydown over the term of the loan is $0.8 million. In order to receive the interest buydown incentive, the Company must (a) continue operation in the jurisdiction for a minimum of five years from the benefit date, (b) employ 13 new full-time employees within two years of receiving the incentive and continue to keep them employed for the duration of the agreement and (c) continue to make debt payments and no event of default should occur. If the Company discontinues operation in the jurisdiction within the next five years, it is obligated to repay the incentive back to the Bank of North Dakota. If after two years, the Company does not employ 13 new full-time employees, the interest buydown will be prorated to reflect any partial fulfillment and the Company, at a minimum, is required to pay back the value of the incentive to the Bank of North Dakota. For the years ended December 31, 2023, 2022 and 2021, there was no interest buydown.
Blockfi Loan—In December 2021, the Company entered into two lending agreements with Blockfi Lending, LLC to borrow up to $110.0 million for the purchase of blockchain mining equipment. The first agreement consists of $10.0 million and bears interest at 9.7% with a term of 24 months from issuance. Interest expense on the loans issued in December 2021 has been recognized based on an effective interest rate of 10.1%. The second agreement consists of $100.0 million and bears interest at 13.1% with a term of 24 months from issuance. The Company borrowed the first tranche totaling $60.0 million across the two loans in December 2021 and borrowed the second tranche of $20.0 million in January 2022. The remaining $30.0 million expired unused in March 2022. Interest expense on the loans issued in December 2021 has been recognized based on an effective interest rate of 13.1%. The loans are secured by a first priority security interest in certain of the assets financed by the loans.
Anchor Labs Loan—In March 2022, the Company entered into a $20.0 million equipment loan and security agreement with Anchorage Lending CA, LLC. (“Anchor Labs”) to finance the Company’s purchase of blockchain computing equipment. The Company borrowed $20.0 million in March 2022. The loan has a term of 24 months from issuance. Interest expense on the loan has been recognized based on an effective interest rate of 12.5%. In May 2022, the Company entered into a $11.7 million equipment loan and security agreement with Anchor Labs to finance the Company’s purchase of blockchain computing equipment. The Company borrowed $11.7 million in May 2022. The loan has a term of 24 months from issuance. Interest expense on the loan has been recognized based on an effective interest rate of 12.5%. The loans are secured by a first priority security interest in certain of the assets financed by the loans.
Mass Mutual Barings Loans—In March 2022, the Company entered into a $100.0 million equipment loan and security agreement with Barings BDC, Inc., Barings Capital Investment Corporation and Barings Private Credit Corp. (“Mass Mutual Barings”) to finance the Company’s purchase of blockchain computing equipment. The Company borrowed the first tranche of $30.0 million in March 2022 and borrowed the second tranche of $39.6 million in April 2022. On June 30, 2022, the remaining $30.4 million funding commitment expired unused. The loans under the agreement have a term of 36 months from issuance. Interest expense on the loans have been recognized based on an effective interest rate of 9.8%. The loans are secured by certain blockchain computing equipment.
In August 2022, the Company amended the Mass Mutual Barings loans to defer principal payments for a period of six months beginning with payments due in August 2022. The amendments result in no change to the term of the loans and the remaining principal will amortize over the remaining life of the loans beginning in February 2023. The amendments also require an additional amount of blockchain computing equipment to be provided as collateral. Interest expense on the amended loans has been recognized based on an effective interest rate of 13.0%. In August 2022, the Company issued 0.3 million shares of Common Stock to Mass Mutual Barings as an amendment fee.
B. Riley Bridge Notes—In April 2022, the Company entered into a $60.0 million bridge promissory note with B. Riley Commercial Capital, LLC and a $15.0 million bridge promissory note with an affiliate of B. Riley Commercial Capital, LLC (the “Bridge Notes”) maturing in December 2022. Interest expense on the Bridge Notes has been recognized based on an effective interest rate of 7.0%.
In August 2022, the Company amended the Bridge Notes to, among other things, extend the maturity date to June 2023 (the “Amended Bridge Notes”). Under the terms of the modified agreement, $37.5 million of principal payments previously due in the second half of 2022 are now due in the first half of 2023. The Amended Bridge Notes require the proceeds of (i) any equity issuances (other than issuances consummated for purposes of making tax payments in connection with the vesting of restricted stock and restricted stock units and equity line of credit under the Equity Line of Credit discussed in Note 12 — Stockholders' (Deficit) Equity (“ELOC”) sales), (ii) any secured debt incurred on or after April 7, 2022 (other than purchase money debt) in excess of $500 million and (iii) any ELOC sales in an amount equal to 25% of the net cash proceeds received from any such ELOC sale, in each case, to be applied by us to repay the outstanding principal amount of the Amended Bridge Notes. On August 1, 2022, the Company issued a total of 0.4 million shares of Common Stock to B. Riley Securities, Inc., an affiliate of B. Riley Commercial Capital, in satisfaction of an advisory fee for providing advisory services to the Company in connection with entering into the Amended Bridge Notes.
Liberty Loan—In April 2022, the Company entered into an $11.0 million equipment finance agreement with Liberty Commercial Finance LLC (“Liberty”) to finance the Company’s purchase of blockchain computing equipment. The Company borrowed $11.0 million in April 2022. The loan has a term of 24 months from issuance. Interest expense on the loan has been recognized based on an effective interest rate of 10.6%. The loans are secured by a first priority security interest in the equipment purchased.
HMC Note - In August 2023, in addition to a cash payment of $2 million, the Company entered into a $15.5 million secured promissory note agreement with Huband-Mantor Construction, Inc (the “HMC note”) in connection with its settlement and release from all claims. The note bears interest at a contractual rate per annum of 5.0% and has a term of 36 months from issuance, The Company is required to make monthly payments of principal and interest. Interest expense on the note has been recognized based on an effective interest rate of 15.0%. The loan is secured by a security interest in the underlying property leased.
ACM Financing - In September 2023, the Company entered into a $7.5 million equipment finance agreement with ACM ELF ST LLC (the “ACM Loan”) in settlement and satisfaction of a previous equipment finance agreement. The finance agreement has a term of 26 months from issuance. Interest expense on the finance agreement has been recognized based on an effective rate of 15.0%. The finance agreement is secured by a security interest in the underlying equipment.
First Insurance Loan - In August 2023, the Company entered into an unsecured $5.0 million Insurance Premium Financing Agreement with First Insurance Funding, a Division of Lake Forest Bank & Trust Company (the “First Insurance loan”) to finance the renewal premium of property insurance policies. Under the agreement, a down payment was paid in the amount of $2.1 million, and the Company will pay the balance in eight monthly installments commencing on September 24, 2023. The contractual annual percentage interest rate is 0%. Interest expense on the note has been recognized based on an effective interest rate of 7.6%
Replacement DIP Credit Agreement - On July 4, 2023, the Debtors, the Administrative Agent and the Replacement DIP Lenders entered into a First Amendment to the Replacement DIP Credit Agreement (the “First Amendment”). The First Amendment, among other things, provides (i) that the Debtors may make certain transfers or payments in connection with settlements of certain third-party claims as described in the First Amendment and (ii) for a reduction in the excess cash threshold amount to the sum of $40.0 million and an amount (which shall not be less than zero) equal to $5.0 million less the amount of any payments on account of prepetition claims, liens or cure costs made by any Obligor after June 30, 2023. This excess cash threshold amount reduction resulted in the Debtors making additional mandatory prepayments of $28.9 million under the Replacement DIP Credit Agreement during the year ended December 31, 2023.
Trilogy Note - As discussed in Note 3 — Chapter 11 Filing and Other Related Matters, the Company entered into a settlement agreement with Trilogy LLC which resulted in the issuance of an unsecured Promissory note (the “Trilogy Note”) with a principal amount of $2.9 million dated October 6, 2023. The note bears interest at a contractual rate per annum of 5.0% and has a term of 30 months from issuance. The Company is required to make monthly payments of principal and interest with interest being recognized using an effective interest rate of 15.0%.
Didado Note- As discussed in Note 3 — Chapter 11 Filing and Other Related Matters, the Company entered into a settlement agreement with J.W. Didado Electric, LLC, (“Didado”) which resulted in the issuance of an unsecured Promissory note (the “Didado Note”) with a principal amount of $13.0 million dated October 6, 2023. The note bears interest at a contractual rate per annum of 5.0% and has a term of 36 months from issuance. The Company is required to make monthly payments of principal and interest with interest being recognized using an effective interest rate of 15.0%.
Harper Note - As discussed in Note 3 — Chapter 11 Filing and Other Related Matters, the Company entered into a settlement agreement with Harper Construction Company, Inc, (“Harper”) which resulted in the issuance of an unsecured Promissory note (the “Harper Note”) with a principal amount of $4.7 million dated November 9, 2023. The note bears interest at a contractual rate per annum of 5.0% and has a term of 30 months from issuance. The Company is required to make monthly payments of principal and interest with interest being recognized using an effective interest rate of 15.0%.
Convertible Notes - As discussed in Note 8 — Fair Value Measurements, the Company had elected to measure its Convertible Notes at fair value prior to the Petition Date and accordingly recognized $13.1 million of debt issuance costs as incurred at the time of issuance within interest expense, net in the Company’s Consolidated Statements of Operations for the year ended December 31, 2022. The Company presented changes in fair value of the Convertible Notes during the periods prior to the Petition Date as follows: (1) the 10% contractual rate of interest on the convertible notes (consisting of 4% cash interest and 6% PIK interest) was presented as interest expense, net on the Consolidated Statements of Operations; (2) changes in fair value attributable to the Company’s own credit risk were presented within Accumulated other comprehensive loss on the Company’s Consolidated Balance Sheets and as a component of Other comprehensive income (loss) on the Consolidated Statements of Comprehensive Loss; and (3) other fair value changes were presented within Non-operating expenses, net on the Consolidated Statements of Operations. The fair value option is not available to liabilities subject to compromise as they are recorded at their expected allowed amount. At the Petition Date, the accumulated fair value adjustment on the Convertible Notes was $130.3 million and the Accumulated other comprehensive loss related to changes in fair value attributable to the Company’s own credit risk was $72.6 million. These amounts were derecognized for a gain of $202.9 million reported in Reorganization items, net when the Convertible Notes were reclassified as Liabilities subject to compromise during the year ended December 31, 2022.
The fair value of the Company’s Convertible Notes as of December 31, 2021, included the effect of a negotiation discount, which is a calibration adjustment that reflects the illiquidity of the instruments and the Company's negotiating position. Since the transaction was an orderly transaction, the Company deemed that the fair value equaled the transaction price at initial recognition. However, the closing of the merger of XPDI (which represents the occurrence of a qualified financing event as defined by the terms of the notes) in January 2022 resulted in the elimination of the negotiation discount along with other changes in fair value resulted in a significant increase in the fair value of the convertible notes (excluding interest expense and instrument-specific credit risk) for the year up until the Petition Date.
The Convertible Notes did not have any fair value adjustments or recognized debt issuance costs in fiscal 2023. The following summarizes the fair value adjustments and debt issuance costs recognized on the Convertible Notes for the year ended December 31, 2022 (in thousands):

		Year Ended December 31,
	Financial statement line item	2022
Cash interest payments	Interest expense, net	$21,581
Payment-in-kind (PIK) interest	Interest expense, net	31,550
Instrument-specific credit risk	Other comprehensive income, net of income taxes	(83,579)
Other fair value adjustments	Fair value adjustment on convertible notes	(103,274)
Reclass to Reorganization items, net	Reorganization items, net	202,900
Total fair value adjustments		$69,178
Debt issuance costs	Reorganization items, net	$2,788
The principal amount of the Convertible Notes as of December 31, 2023, reflects the proceeds received plus any PIK interest added to the principal balance of the notes. Upon the closing of the Merger Agreement with XPDI in January 2022, the conversion price for the Convertible Notes became fixed at 80% of the financing price ($8.00 per share of common stock) and the holders now have the right to convert at any time until maturity. At maturity, any Secured Convertible Notes not converted will be owed two times the original face value plus accrued interest; any other Convertible Notes (other than the Secured Convertible Notes) not converted will be owed the original face value plus accrued interest. In addition, at any time (both before and after the merger with XPDI), the Company has the right to prepay the Secured Convertible Notes at the minimum payoff of two times the outstanding face value plus accrued interest and for other Convertible Notes the outstanding face value plus accrued interest. All of the Convertible Notes, totaling $560.0 million as of December 31, 2023, are scheduled to mature on April 19, 2025, which includes $237.6 million for the face value of the Secured Convertible Notes which have payoff at maturity of two times the face value of the note plus accrued interest. The total amount that would be owed on the Secured Convertible Notes outstanding as of December 31, 2023, if held to maturity was $475.2 million. The total amount that would be owed on the Convertible Notes if prepaid as of December 31, 2023, was $797.6 million. See Note 8 — Fair Value Measurements for further information on fair value measurement of the Convertible Notes.